Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Feb. 19, 2021
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 202,246,887	$ 202,959,356	$ 203,119,261
Total liabilities	8,737,504	7,284,061	7,351,899
Class A common stock subject to possible redemption	188,509,380	190,675,290	190,767,360
Preferred stock
Class A common stock	188	166	165
Class B common stock	503	503	503
Additional paid-in capital	7,334,449	5,168,561	5,051,492
Accumulated deficit	(2,335,137)	(169,225)	(52,158)
Total stockholders’ equity (deficit)	5,000,003	5,000,005	5,000,002
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	202,246,887	202,959,356	203,119,261
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	202,246,887	202,959,356	203,119,261
Total liabilities	8,737,504	7,284,061	7,351,899
Class A common stock subject to possible redemption	201,250,000	201,250,000	201,250,000
Preferred stock
Class A common stock	60	60	60
Class B common stock	503	503	503
Additional paid-in capital
Accumulated deficit	(7,741,180)	(5,575,268)	(5,483,201)
Total stockholders’ equity (deficit)	(7,740,617)	(5,574,705)	(5,482,638)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	202,246,887	202,959,356	203,119,261
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock subject to possible redemption	12,740,620	10,574,710	10,482,640
Preferred stock
Class A common stock	(128)	(106)	(105)
Class B common stock
Additional paid-in capital	(7,334,449)	(5,168,561)	(5,051,492)
Accumulated deficit	(5,405,983)	(5,405,983)	(5,430,983)
Total stockholders’ equity (deficit)	(12,740,620)	(10,574,710)	(10,482,640)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)